SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

The Partnership’s operations are organized into two reportable segments, Transportation and Terminaling and Storage. Operations that are not included in either the Transportation and Terminaling or the Storage segments are included in Corporate.

Our Transportation and Terminaling segment consists of the following assets:

•the DCR Rail Terminal, which serves PBF Holding’s Delaware City and Paulsboro refineries;
•the DCR West Rack, which serves PBF Holding’s Delaware City Refinery;
•the Toledo Truck Terminal, which serves PBF Holding’s Toledo Refinery, comprised of LACT units;
•a propane truck loading facility, located within the Toledo Storage Facility, located at PBF Holding’s Toledo, Ohio Refinery;
•the Delaware City Products Pipeline, which consists of an interstate petroleum products pipeline supporting PBF Holding’s Delaware City Refinery;
•the Delaware City Truck Rack, which consists of a truck loading rack utilized to distribute gasoline, distillates and LPGs located at PBF Holding’s Delaware City Refinery;
•the East Coast Terminals, which consist of product tanks, pipeline connections to the Colonial Pipeline Company, Buckeye Partners, Sunoco Logistics Partners and other proprietary pipeline systems, truck loading lanes and marine facilities capable of handling barges and ships;
•the Torrance Valley Pipeline, which consists of the M55, M1 and M70 pipelines and pipeline stations supporting PBF Holding’s Torrance Refinery; and
•the Paulsboro Natural Gas Pipeline, which consists of an interstate natural gas pipeline which serves PBF Holding's Paulsboro Refinery.

Our Storage segment consists of the following asset:

•the Toledo Storage Facility, excluding the propane truck loading facility, which services the Toledo Refinery and consists of tanks for storing crude oil, refined products and intermediates.

Revenues are generated from third-party transactions as well as commercial agreements entered into with PBF Holding under which the Partnership receives fees for transportation, terminaling and storage of crude oil, refined products and natural gas. The commercial agreements with PBF Holding are described in Note 10 “Related Party Transactions” of the Notes to Consolidated Financial Statements. The Partnership does not have any foreign operations.

The operating segments adhere to the accounting polices used for the combined Consolidated Financial Statements, as described in Note 2 “Summary of Accounting Policies” of the Notes to Consolidated Financial Statements. The Partnership’s operating segments are strategic business units that offer different services in different geographical locations. PBFX has evaluated the performance of each segment based on its respective operating income. Certain general and administrative expenses and interest and financing costs are included in Corporate as they are not directly attributable to a specific operating segment. Identifiable assets are those used by the operating segment, whereas assets included in Corporate are principally cash, deposits and other assets that are not associated with a specific operating segment.

	Year Ended December 31, 2016
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$165,524	$21,811	$—	$187,335
Depreciation and amortization expense	12,555	2,428	—	14,983
Income (loss) from operations	117,094	10,695	(16,967)	110,822
Interest expense, net and amortization of loan fees	—	—	30,433	30,433
Capital expenditures, including the Plains Asset Purchase	118,592	2,759	—	121,351

	Year Ended December 31, 2015
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$120,750	$21,352	$—	$142,102
Depreciation and amortization expense	5,045	2,639	—	7,684
Income (loss) from operations	98,222	10,535	(13,898)	94,859
Interest expense, net and amortization of loan fees	—	—	21,254	21,254
Capital expenditures	1,703	1,800	—	3,503

	Year Ended December 31, 2014
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$58,205	$1,198	$—	$59,403
Depreciation and amortization expense	2,929	1,779	—	4,708
Income (loss) from operations	33,559	(7,940)	(8,209)	17,410
Interest expense, net and amortization of loan fees	—	—	2,672	2,672
Capital expenditures	32,279	15,526	—	47,805

	Balance at December 31, 2016
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$606,898	$57,375	$92,588	$756,861

	Balance at December 31, 2015
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$115,713	$56,846	$253,230	$425,789